Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
25.
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As of December 31,
	Note	2023	2024	2024
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		401,002	887,386	121,571
Prepayments and other assets		4,725	2,543	348
Amounts due from entities within the Group		22,653,118	21,082,425	2,888,281

Total current assets		23,058,845	21,972,354	3,010,200

Total non-current assets		—	—	—

Total assets		23,058,845	21,972,354	3,010,200

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible senior notes		2,802,442	242,460	33,217
Accrued expenses and other liabilities		25,891	13,898	1,904

Total current liabilities		2,828,333	256,358	35,121

Non-current liabilities
Convertible senior notes	14	8,143,994	8,350,570	1,144,023

Total non-current liabilities		8,143,994	8,350,570	1,144,023

Total liabilities		10,972,327	8,606,928	1,179,144

Commitments and contingencies	17
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 94,000,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 3,853,820,658 and 3,854,584,680 shares issued as of December 31, 2023 and 2024, respectively; 3,675,039,807 and 3,698,793,887 shares outstanding as of December 31, 2023 and 2024, respectively)	18	237	238	33
Class B ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2023 and 2024; 3,041,097,278 shares issued and outstanding as of December 31, 2023 and 2024)	18	193	193	26
Additional paid-in capital		54,971,469	55,623,841	7,620,435
Accumulated deficit	19	(44,573,428)	(43,809,369)	(6,001,859)
Accumulated other comprehensive income	24	1,688,047	1,550,523	212,421

Total shareholders’ equity		12,086,518	13,365,426	1,831,056

Total liabilities and shareholders’ equity		23,058,845	21,972,354	3,010,200

Condensed Statements of Comprehensive (Loss)/Income

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(66,883)	(11,397)	(13,814)	(1,893)

Operating loss
Share of income of subsidiaries, VIEs and VIEs’ subsidiaries	2,076,676	2,975,000	1,844,679	252,720
Interest income	12,845	115,209	59,742	8,185
Interest expenses	(234,870)	(726,487)	(672,647)	(92,152)
Foreign exchange loss, net	(1,954,314)	(665,335)	(640,334)	(87,725)
Others, net	30,334	238,479	186,433	25,541

Net (loss)/income	(136,212)	1,925,469	764,059	104,676

Net (loss)/income attributable to ordinary shareholders	(136,212)	1,925,469	764,059	104,676

Other comprehensive loss:
Foreign currency translation adjustments	(849,395)	(164,040)	(134,533)	(18,431)
Unrealized losses on available-for-sale debt securities	(21,091)	(11,367)	(2,991)	(410)

Total other comprehensive loss, net of tax	(870,486)	(175,407)	(137,524)	(18,841)

Comprehensive (loss)/income	(1,006,698)	1,750,062	626,535	85,835

Condensed Statements of Cash Flows

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash used for operating activities	(157,273)	(370,682)	(35,985)	(4,930)
Net cash (used for)/provided by investing activities	(2,462,807)	238,001	3,384,507	463,676
Net cash provided by/(used for) financing activities	5,307,603	(3,859,442)	(2,873,166)	(393,622)
Effect of exchange rate changes on cash and cash equivalents	31,492	58,157	11,028	1,510

Net increase/(decrease) in cash and cash equivalents	2,719,015	(3,933,966)	486,384	66,634
Cash and cash equivalents at the beginning of the year	1,615,953	4,334,968	401,002	54,937
Cash and cash equivalents at the end of the year	4,334,968	401,002	887,386	121,571

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. The subsidiaries, VIEs and VIEs’ subsidiaries losses are reported as “Share of income of subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive (loss)/income. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries, VIEs and VIEs’ subsidiaries was reduced to nil as of December 31, 2023 and 2024, and the carrying amount of “Amounts due from entities within the Group” was further adjusted as the Company committed to provide financial support to its VIEs as disclosed in Note 1.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.